Notes Receivable	12 Months Ended
Dec. 31, 2022
Notes Receivable
Notes Receivable

6. Notes Receivable

As of December 31, 2022, and 2021, the Company had a total of $3,750,000 in notes receivable. The balance is comprised of a $3,750,000 four-year note with an 8% coupon rate payable quarterly obtained as part of a 2020 disposition.